INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 94.5%

          SECURITY                SHARES          VALUE
-------------------------------------------------------------
Advertising -- 2.5%
-------------------------------------------------------------
Lamar Advertising Co.(1)             25,000       $ 1,043,750
Omnicom Group, Inc.                  19,000         1,432,125
-------------------------------------------------------------
                                                  $ 2,475,875
-------------------------------------------------------------
Banks - Regional -- 1.8%
-------------------------------------------------------------
Fifth Third Bancorp                  13,000       $   861,250
Northern Trust Corp.                 10,000           848,125
-------------------------------------------------------------
                                                  $ 1,709,375
-------------------------------------------------------------
Biotechnology -- 0.8%
-------------------------------------------------------------
Transkaryotic
Therapies, Inc.(1)(2)                20,000       $   787,500
-------------------------------------------------------------
                                                  $   787,500
-------------------------------------------------------------
Broadcasting and Cable -- 13.9%
-------------------------------------------------------------
Amfm, Inc.(1)                        10,000       $   492,500
Austar United
Communications(1)(2)                 10,000            29,930
Cable and Wireless
Communications(1)(2)                100,000         1,045,265
CD Radio, Inc.(1)                    32,000         1,038,000
Clear Channel
Communications, Inc.(1)              12,000           840,750
Comcast Corp., Class A                9,000           293,625
Cox Communications, Inc.,
Class A(1)                            5,000           185,938
Fox Entertainment
Group, Inc.(1)                       15,000           345,938
Hearst-Argyle Television(1)          35,000           885,938
Infinity Broadcasting
Corp.(1)                             10,000           270,625
MediaOne Group, Inc.(1)               3,000           197,250
Mediaset Spa(2)                     140,000         1,240,501
Nippon Broadcasting
System(2)                            25,000         1,546,627
Sinclair Broadcast Group(1)          55,000           893,750
Television Broadcasts
Ltd.(2)                             129,000           574,799
TV Francaise(2)                       8,600         2,141,937
Univision
Communications, Inc.(1)               4,000           295,000
Young Broadcasting Corp.(1)          20,000         1,203,750
-------------------------------------------------------------
                                                  $13,522,123
-------------------------------------------------------------
Chemicals -- 1.5%
-------------------------------------------------------------
Shin-Etsu Chemical Co.(2)            35,000       $ 1,422,259
-------------------------------------------------------------
                                                  $ 1,422,259
-------------------------------------------------------------
          SECURITY                SHARES          VALUE
-------------------------------------------------------------
Communications Equipment -- 4.5%
-------------------------------------------------------------
Ciena Corp.(1)                       20,000       $   702,500
Cisco Systems, Inc.(1)               10,000           678,125
Lucent Technologies, Inc.            10,000           640,625
Motorola, Inc.                       12,000         1,107,000
Nokia Corp. ADR                      10,000           833,750
Qualcom, Inc.(1)                      2,000           384,375
-------------------------------------------------------------
                                                  $ 4,346,375
-------------------------------------------------------------
Communications Services -- 14.8%
-------------------------------------------------------------
Ameritech Corp.                       5,000       $   315,625
BCE, Inc.                            15,000           701,250
British Sky Broadcasting
PLC(2)                              110,000         1,042,772
British Telecommunications
PLC(2)                              125,000         1,911,628
Cable and Wireless PLC(2)            75,000           863,550
China Telecom(1)(2)                 400,000         1,244,020
Energis(1)(2)                        40,000         1,025,325
GTE Corp.                            12,000           823,500
Nippon Telegraph and
Telephone Corp.(1)(2)                   130         1,456,881
Okinawa Cellular Telephone
Co.(2)                                  500         1,913,351
SBC Communications, Inc.             14,000           672,000
Sprint Corp.                         15,000           665,625
Telecom Italia Spa RNC(2)            60,000           342,250
Telecom Italia Spa(2)               144,000         1,454,205
-------------------------------------------------------------
                                                  $14,431,982
-------------------------------------------------------------
Computer Software -- 5.7%
-------------------------------------------------------------
DST Systems, Inc.(1)                 10,000       $   665,000
Intuit, Inc.(1)                      10,000           895,625
Liberate Technologies(1)             30,000           791,250
Meta4 NV(1)                          70,000         1,091,496
Mission Critical Software(1)          2,000            81,250
Misys PLC(2)                        105,000           930,366
Perot Systems Corp.(1)               50,000         1,037,500
-------------------------------------------------------------
                                                  $ 5,492,487
-------------------------------------------------------------
Computers and Business Equipment -- 4.2%
-------------------------------------------------------------
Electronics for Imaging(1)            8,000       $   469,000
EMC Corp.(1)                         10,000           600,000
Lexmark International
Group, Inc.(1)                       15,000         1,181,250
Unisys Corp.(1)                      23,000           989,000

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

          SECURITY                SHARES          VALUE
-------------------------------------------------------------

Computers and Business Equipment (continued)
-------------------------------------------------------------
Xerox Corp.                          17,000       $   811,750
-------------------------------------------------------------
                                                  $ 4,051,000
-------------------------------------------------------------
Electrical Equipment -- 3.6%
-------------------------------------------------------------
Denki Kogyo(2)                      130,000       $ 1,302,902
Hitachi Ltd.(2)                     100,000         1,012,255
Sharp Corp.(2)                       80,000         1,217,257
-------------------------------------------------------------
                                                  $ 3,532,414
-------------------------------------------------------------
Electronics -- 1.3%
-------------------------------------------------------------
Nikon Corp.(2)                       75,000       $ 1,268,279
-------------------------------------------------------------
                                                  $ 1,268,279
-------------------------------------------------------------
Electronics - Instruments -- 2.9%
-------------------------------------------------------------
Avimo Group Ltd.(2)                 400,000       $   524,863
Memory Corp. PLC - GDR(1)            60,000         1,317,000
Toshiba Corp.(2)                    110,000           975,172
-------------------------------------------------------------
                                                  $ 2,817,035
-------------------------------------------------------------
Electronics - Semiconductors -- 1.7%
-------------------------------------------------------------
Analog Devices, Inc.(1)               5,000       $   257,500
Samsung Electronics(2)                1,577           299,236
Tokyo Electron Ltd.(2)               16,000         1,122,500
-------------------------------------------------------------
                                                  $ 1,679,236
-------------------------------------------------------------
Entertainment -- 3.0%
-------------------------------------------------------------
Imax Corp.(1)                        55,000       $ 1,158,438
Seagrams Co. Ltd.                    20,000         1,061,250
Time Warner, Inc.                    12,000           711,750
-------------------------------------------------------------
                                                  $ 2,931,438
-------------------------------------------------------------
Information Services -- 10.2%
-------------------------------------------------------------
Automatic Data
Processing, Inc.                     26,000       $ 1,022,125
Azlan Group PLC(1)(2)               800,000         1,048,481
Cambridge Technology
Partners, Inc.(1)                    35,000           479,063
Computer Sciences Corp.              15,000         1,037,813
Fiserv, Inc.(1)                      20,000           616,250
Gartner Group, Inc.(1)               42,000           879,375
Getronics NV Andeel(2)               24,000         1,173,971
          SECURITY                SHARES          VALUE
-------------------------------------------------------------

Information Services (continued)
-------------------------------------------------------------
Paychex, Inc.                        25,000       $   735,938
Reuters Group PLC(2)                100,000         1,468,999
Reynolds & Reynolds, Inc.,
Class A                              30,000           656,250
SunGard Data
Systems, Inc.(1)                     31,000           775,000
-------------------------------------------------------------
                                                  $ 9,893,265
-------------------------------------------------------------
Information Technology Services -- 0.2%
-------------------------------------------------------------
Verio, Inc.(1)                        6,000       $   223,125
-------------------------------------------------------------
                                                  $   223,125
-------------------------------------------------------------
Investment Services -- 1.0%
-------------------------------------------------------------
Consors
Discount-Broker(1)(2)                15,000       $ 1,006,804
-------------------------------------------------------------
                                                  $ 1,006,804
-------------------------------------------------------------
Manufacturing - Special -- 1.2%
-------------------------------------------------------------
Optical Coating Laboratories         15,000       $ 1,151,250
-------------------------------------------------------------
                                                  $ 1,151,250
-------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.2%
-------------------------------------------------------------
Dynegy, Inc.                         20,000       $   470,000
Input/Output, Inc.(1)               100,000           737,500
-------------------------------------------------------------
                                                  $ 1,207,500
-------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.4%
-------------------------------------------------------------
Enron Corp.                          10,000       $   418,750
-------------------------------------------------------------
                                                  $   418,750
-------------------------------------------------------------
Printing and Business Products -- 1.4%
-------------------------------------------------------------
Valassis
Communications, Inc.(1)              30,000       $ 1,312,500
-------------------------------------------------------------
                                                  $ 1,312,500
-------------------------------------------------------------
Publishing -- 7.0%
-------------------------------------------------------------
McGraw-Hill Companies, Inc.
(The)                                 4,000       $   206,750
Meredith Corp.                       10,000           346,875
Mirror Group PLC(2)                 400,000         1,633,830
News Corp. Ltd.(2)                  150,636         1,098,341
Pearson PLC(2)                      105,000         2,157,908

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

          SECURITY                SHARES          VALUE
-------------------------------------------------------------

Publishing (continued)
-------------------------------------------------------------
Springer Alex Verlag AG(2)            1,128       $ 1,357,096
-------------------------------------------------------------
                                                  $ 6,800,800
-------------------------------------------------------------
Retail - Computers -- 0.4%
-------------------------------------------------------------
Circuit City Stores, Inc.            10,000       $   430,000
-------------------------------------------------------------
                                                  $   430,000
-------------------------------------------------------------
Retail - Specialty -- 2.3%
-------------------------------------------------------------
Blockbuster, Inc.(1)                 25,000       $   371,875
Hikari Tsushin, Inc.(2)               3,500         1,843,195
-------------------------------------------------------------
                                                  $ 2,215,070
-------------------------------------------------------------
Retail - Specialty and Apparel -- 0.6%
-------------------------------------------------------------
Intimate Brands, Inc.                15,000       $   578,438
-------------------------------------------------------------
                                                  $   578,438
-------------------------------------------------------------
Specialty Chemicals and Materials -- 2.4%
-------------------------------------------------------------
Millipore Corp.                      22,000       $   830,500
Nippon Sheet Glass(2)               325,000         1,510,182
-------------------------------------------------------------
                                                  $ 2,340,682
-------------------------------------------------------------
Telecommunications - Long Distance -- 0.7%
-------------------------------------------------------------
Cable and Wireless Optus
Ltd.(1)(2)                          300,000       $   653,357
-------------------------------------------------------------
                                                  $   653,357
-------------------------------------------------------------
Telephone Utilities -- 3.3%
-------------------------------------------------------------
ITC Deltacom, Inc.(1)                10,000       $   263,750
Korea Telecom Corp.
ADR(1)(2)                            54,427         1,768,877
Omnipoint Corp.(1)                    8,000           324,000
Vodafone AirTouch PLC ADR(2)          2,500           501,406
Voicestream Wireless
Corp.(1)                              8,000           330,000
-------------------------------------------------------------
                                                  $ 3,188,033
-------------------------------------------------------------
Total Common Stocks
   (identified cost $70,756,907)                  $91,886,952
-------------------------------------------------------------
COMMERCIAL PAPER -- 5.8%

                                  PRINCIPAL
                                  AMOUNT
                                  (000'S
          SECURITY                OMITTED)        VALUE
-------------------------------------------------------------
Federal Home Loan Mortgage,
5.42%, 9/1/99                     $   5,667       $ 5,667,000
-------------------------------------------------------------
Total Commercial Paper
   (identified cost $5,667,000)                   $ 5,667,000
-------------------------------------------------------------
Total Investments -- 100.3%
   (identified cost $76,423,907)                  $97,553,952
-------------------------------------------------------------
Other Assets, Less Liabilities -- (0.3)%          $  (292,081)
-------------------------------------------------------------
Net Assets -- 100%                                $97,261,871
-------------------------------------------------------------

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

(1)  Non-income producing security.
(2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
-----------------------------------------------------------
Investments, at value (identified cost,
   $76,423,907)                                $ 97,553,952
Cash                                                534,974
Foreign currency, at value (identified
   cost, $569)                                          558
Receivable for investments sold                     959,716
Dividends receivable                                 60,549
Tax reclaim receivable                                  566
Deferred organization expenses                        1,483
-----------------------------------------------------------
TOTAL ASSETS                                   $ 99,111,798
-----------------------------------------------------------

Liabilities
-----------------------------------------------------------
Payable for investments purchased              $  1,842,832
Payable to affiliate for Trustees' fees               1,610
Accrued expenses                                      5,485
-----------------------------------------------------------
TOTAL LIABILITIES                              $  1,849,927
-----------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                       $ 97,261,871
-----------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                 $ 76,131,467
Net unrealized appreciation (computed on
   the basis of identified cost)                 21,130,404
-----------------------------------------------------------
TOTAL                                          $ 97,261,871
-----------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
-----------------------------------------------------------
Dividends (net of foreign taxes, $62,610)      $    486,872
Interest                                            207,916
-----------------------------------------------------------
TOTAL INVESTMENT INCOME                        $    694,788
-----------------------------------------------------------

Expenses
-----------------------------------------------------------
Investment adviser fee                         $    536,139
Administration fee                                  181,032
Trustees fees and expenses                           22,134
Custodian fee                                       191,719
Legal and accounting services                        27,532
Amortization of organization expenses                 1,232
Miscellaneous                                         4,466
-----------------------------------------------------------
TOTAL EXPENSES                                 $    964,254
-----------------------------------------------------------

NET INVESTMENT LOSS                            $   (269,466)
-----------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
-----------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
      basis)                                   $ 11,793,945
   Foreign currency transactions and
      forward foreign currency exchange
      contracts                                     (92,171)
-----------------------------------------------------------
NET REALIZED GAIN                              $ 11,701,774
-----------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)         $ 18,612,288
   Foreign currency                                   5,063
-----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                              $ 18,617,351
-----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN               $ 30,319,125
-----------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS     $ 30,049,659
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENT CONT'D

STATEMENTS OF CHANGES IN NET ASSETS (EXPRESSED IN UNITED DOLLARS)

Increase (Decrease)            YEAR ENDED         YEAR ENDED
IN NET ASSETS                  AUGUST 31, 1999    AUGUST 31, 1998
-----------------------------------------------------------------
From operations --
   Net investment income
      (loss)                     $  (269,466)       $     4,607
   Net realized gain              11,701,774          5,870,256
   Net change in unrealized
      appreciation
      (depreciation)              18,617,351         (4,219,530)
-----------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS               $30,049,659        $ 1,655,333
-----------------------------------------------------------------
Capital transactions --
   Contributions                 $32,069,062        $23,294,915
   Withdrawals                   (18,413,197)       (22,767,845)
-----------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS     $13,655,865        $   527,070
-----------------------------------------------------------------

NET INCREASE IN NET ASSETS       $43,705,524        $ 2,182,403
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of year             $53,556,347        $51,373,944
-----------------------------------------------------------------
AT END OF YEAR                   $97,261,871        $53,556,347
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         YEAR ENDED AUGUST 31,
                                    ---------------------------------------------------------------
                                         1999            1998            1997           1996(1)
---------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------
Expenses                                   1.36%           1.44%           1.48%           1.52%(2)
Net investment income (loss)              (0.38)%          0.01%          (0.04)%          0.07%(2)
Portfolio Turnover                          131%            157%            160%            115%
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                             $97,262         $53,556         $51,374         $42,703
---------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 18, 1995, to August 31, 1996.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 1, 1995, seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust ("Trust") permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1999, the adviser fee was 0.75% of average net assets for such period and amounted to $536,139. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1999, the administration fee was 0.25% of average net assets for such period and amounted to $181,032. Except as to the Trustees of the Portfolio who are not members of the Advisers, or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1999, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations aggregated $102,440,493 and $88,415,134, respectively, for the year ended August 31, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1999, are as follows:

    AGGREGATE COST                               $76,434,319
    --------------------------------------------------------
    Gross unrealized appreciation                $22,113,087
    Gross unrealized depreciation                   (993,454)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION                  $21,119,633
    --------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At August 31, 1999, there were no outstanding obligations under these financial instruments.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 1999.

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
INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS OF
INFORMATION AGE PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of the Information Age Portfolio (the "Portfolio") at August 31, 1999, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 4, 1999

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

INFORMATION AGE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President and Trustee

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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